UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 28, 2018

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 28, 2018

Shares		Value

COMMON STOCKS - 97.27%

Air Courier Services - 3.56%
1,061	FedEx Corp.	$ 255,478

Air Transportation, Scheduled - 2.81%
3,486	Delta Air Lines, Inc.	201,595

Beverages - 2.88%
1,847	PepsiCo, Inc.	206,495

Biological Products - 3.65%
742	Biogen, Inc. *	262,156

Canned, Fruits, Veg, Preserves - 2.58%
1,803	The J. M. Smucker Co.	185,006

Carpets & Rugs - 2.57%
1,054	Mohawk Industries, Inc. *	184,819

Cogeneration Services & Small Power Producers - 0.93%
4,776	The AES Corp.	66,864

Computer Storage Devices - 2.20%
2,700	Western Digital Corp.	158,058

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.70%
3,115	Avery Dennison Corp.	337,510

Crude Petroleum & Natural Gas - 2.65%
8,462	Cabot Oil & Gas Corp.	190,564

Engines & Turbines - 3.20%
1,573	Cummins, Inc.	229,768

Fire, Marine & Casualty Insurance - 2.00%
1,076	Chubb Limited (Switzerland)	143,797

General Bldg Contractors- Res - 2.07%
2,833	Fortune Brands Home & Security, Inc.	148,336

Hospital & Medical Service Pla - 4.16%
1,091	Anthem, Inc.	298,989

Life Insurance - 2.09%
3,204	MetLife, Inc.	149,691

National Commercial Banks - 7.49%
2,359	JP Morgan Chase & Co.	266,190
1,995	PNC Financial Services Group, Inc.	271,699
		537,889
Operative Builders - 3.59%
6,104	D.R. Horton, Inc.	257,467

Personal Credit Institutions - 3.03%
2,848	Discover Financial Services	217,730

Petroleum Refining - 5.61%
3,538	Valero Energy Corp.	402,448

Pharmaceutical Preparations - 1.89%
712	Allergen, Plc. (Ireland)	135,622

Real Estate Investment Trusts - 3.14%
520	Equinix, Inc.	225,103

Retail-Drug Stores & Proprietary Stores - 1.93%
1,758	CVS Health Corp.	138,390

Retail-Grocery Stores - 1.74%
4,302	The Kroger Co.	125,231

Semiconductors & Related Devices - 6.37%
5,051	Applied Materials, Inc.	195,221
2,893	Skyworks Solutions, Inc.	262,424
		457,645
Services-Computer Processing - 3.43%
2,633	DXC Technology Co.	246,238

Services-Computer Programming, - 3.26%
1,424	Facebook, Inc. *	234,191

Services-Prepackaged Software - 6.00%
3,768	Microsoft Corp.	430,946

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.96%
1,083	Nucor Corp.	68,716

Telephone Communications (No Radio Telephone) - 1.36%
2,908	AT&T, Inc.	97,651

Water Transportation - 3.12%

3,508	Carnival Corp.	223,705

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.30%
1,788	AmerisourceBergen Corp.	164,889

TOTAL FOR COMMON STOCKS (Cost $4,727,091) - 97.27%		6,982,985

SHORT TERM INVESTMENTS - 2.76%
198,453	First American Government Obligation Fund Class Z 1.95% ** (Cost $198,453)	198,453

TOTAL INVESTMENTS (Cost $4,925,544) *** - 100.03%		$ 7,181,438

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(2,404)

NET ASSETS - 100.00%		$ 7,179,035

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 28, 2018.

***At September 28, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,925,544 amounted to $2,255,894, which consisted of aggregate gross unrealized appreciation of $2,457,155 and aggregate gross unrealized depreciation of $201,261.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 28, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,925,544 amounted to $2,255,894, which consisted of aggregate gross unrealized appreciation of $2,457,155 and aggregate gross unrealized depreciation of $201,261.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,982,985	$0	$0	$ 6,982,985.490
Cash Equivalents	$198,453	$0	$0	$ 198,452.800

Total	$7,181,438	$0	$0	$ 7,181,438.290

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	September 28, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 97.07%

Air Transportation, Scheduled - 3.19%
5,930	Southwest Airlines Co.	$ 370,329

Crude Petroleum & Natural Gas - 3.43%
2,943	Diamondback Energy, Inc.	397,864

Electronic Computers - 6.69%
3,439	Apple, Inc.	776,320

Fire, Marine & Casualty Insurance - 2.72%
2,358	Chubb Limited (Switzerland)	315,123

Hospital & Medical Service Plans - 3.80%
1,656	UnitedHealth Group, Inc.	440,562

Integrated Shipping & Logistics - 3.32%
3,163	Landstar System, Inc.	385,886

Measuring & Controlling Devices - 5.93%
2,820	Thermo Fisher Scientific, Inc.	688,306

Pharmaceutical Preparations - 9.40%
3,498	AbbVie, Inc.	330,841
2,344	Alexion Pharmaceuticals, Inc. *	325,839
4,043	Eli Lilly & Co.	433,854
		1,090,535
Retail-Building Materials, Hardware, Garden Supply - 3.58%
914	The Sherwin-Williams Co.	416,062

Retail-Catalog & Mail-Order Ho - 6.37%
369	Amazon.com, Inc. *	739,107

Retail-Drug Stores & Proprietary Stores - 2.17%
3,449	Walgreens Boots Alliance, Inc.	251,432

Retail-Variety Stores - 2.35%
3,351	Dollar Tree, Inc. *	273,274

Semiconductors & Related Devices - 5.97%
2,059	IPG Photonics Corp. *	321,348
20,171	On Semiconductor Corp. *	371,752
		693,100
Services-Business Services - 8.76%
2,604	MasterCard, Inc.	579,676
4,319	World Pay, Inc. Class A *	437,385
		1,017,062
Services-Computer Programming Services - 3.29%
4,952	Cognizant Technology Solutions Corp.	382,047

Services-Computer Programming, Data Processing, Etc. - 4.98%
241	Alphabet, Inc. Class A *	287,626
241	Alphabet, Inc. Class C *	290,906
		578,533
Services-Equipment Rental & Leasing - 3.11%
2,206	United Rentals, Inc. *	360,902

Services-Help Supply Services - 2.86%
4,712	Robert Half International, Inc.	331,631

Services-Prepackaged Software - 3.29%
3,341	Microsoft Corp.	382,110

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.34%
6,524	Church & Dwight Co., Inc.	387,330

Transportation Services - 2.47%
2,201	Expedia, Inc.	287,186

Water Transportation - 3.76%
3,356	Royal Caribbean Cruises Ltd.	436,079

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.28%
8,352	LKQ Corp. *	264,508

TOTAL FOR COMMON STOCKS (Cost $6,082,813) - 97.07%		$ 11,265,285

SHORT TERM INVESTMENTS - 2.97%
344,612	First American Government Obligation Fund Class Z 1.95% ** (Cost $344,612)	344,612

TOTAL INVESTMENTS (Cost $6,427,425) *** -100.04%		11,609,897

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(4,078)

NET ASSETS - 100.00%		$ 11,605,819

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 28, 2018.

*** At September 28, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,427,425 amounted to $5,182,471, which consisted of aggregate gross unrealized appreciation of $5,189,086 and aggregate gross unrealized depreciation of $6,614.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 28, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,427,425 amounted to $5,182,471, which consisted of aggregate gross unrealized appreciation of $5,189,086 and aggregate gross unrealized depreciation of $6,614.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,265,285	$0	$0	$11,265,285
Cash Equivalents	$344,612	$0	$0	$344,612
Total	$11,609,897	$0	$0	$11,609,897

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Manor Bond Fund
Schedule of Investments
September 28, 2018 (Unaudited)

Shares		Value

US TREASURY NOTES - 97.01%

250,000	US Treasury Bond 1.00% Due 11/30/2019	$ 245,147
400,000	US Treasury 1.25% Due 07/31/2023	369,578
400,000	US Treasury 2.50% Due 08/15/2023	391,875
100,000	US Treasury Note 1.375% Due 11/30/2018	99,870
200,000	US Treasury Note 1.500% Due 01/31/2022	191,117
150,000	US Treasury 1.500% Due 08/15/2026	133,934

TOTAL FOR US TREASURY NOTES (Cost $1,482,281) - 97.01%		$ 1,431,521

SHORT TERM INVESTMENTS - 2.79%
41,207	First American Treasury Obligation Class Z 1.98% * (Cost $41,207)	41,207

TOTAL INVESTMENTS (Cost $1,523,487) ** - 99.80%		1,472,727

OTHER ASSETS LESS LIABILITIES - 0.20%		2,931

NET ASSETS - 100.00%		$ 1,475,659

* Variable rate security; the coupon rate shown represents the yield at September 28, 2018.

** At September 28, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,523,487 amounted to $50,760, which consisted of aggregate gross unrealized appreciation of $339 and aggregate gross unrealized depreciation of $51,099.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At September 28, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,523,487 amounted to $50,760, which consisted of aggregate gross unrealized appreciation of $339 and aggregate gross unrealized depreciation of $51,099.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,431,521	$0	1431520.65
Cash Equivalents	$41,207	$0	$0	41206.67
Total	$41,207	$ 1,431,521	$0	1472727.32

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 20, 2018

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 20, 2018